Financial risk management, objectives and policies, Nordea Credit Facility (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	May 31, 2021
Credit Facility [Abstract]
Borrowing amount					$ 409,424	$ 409,424		$ 428,726
DHT Edelweiss [Member]
Credit Facility [Abstract]
Selling price of VLCC		$ 37,000
Repayments of borrowings		12,200
DHT Scandinavia [Member]
Credit Facility [Abstract]
Selling price of VLCC					43,400	43,400
Repayments of borrowings						0
Old Nordea Credit Facility [Member]
Credit Facility [Abstract]
Repayments of borrowings				$ 175,900
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount					91,735	$ 91,735		90,594			$ 316,200
Amount subject to quarterly reductions through term of facility											60,000
Drawdown				$ 233,800
Maturity date						Jan. 31, 2027
Sale and cancelled RCF tranche		$ 2,400				$ 15,000
Debt prepayment before installment term	$ 50,000		$ 23,100
Credit facility covenant, required adjusted tangible net worth					300,000	$ 300,000
Nordea Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings						135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets						25.00%
Credit facility covenant, required unencumbered consolidated cash					30,000	$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt						6.00%
Nordea Credit Facility [Member] | First Quarter of 2027 [Member]
Credit Facility [Abstract]
Debt prepayment before installment term								$ 23,700	$ 23,700
Debt repayment installment amount						$ 5,900
Debt repayment final amount						40,900
Debt repayment last installment						5,200
Uncommitted accordion					$ 250,000	$ 250,000
Nordea Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis				1.90%
Nordea Credit Facility [Member] | SOFR + CAS [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis					1.90% [1]	1.90%	[1]			1.90%
Term Loan [Member]
Credit Facility [Abstract]
Borrowing amount											119,800
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount											$ 196,400

[1]	Credit Adjustment Spread (CAS) of 0.26%.